CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Millions	Paid-in capital [Member]	Capital Reserve [Member]	Treasury Shares [Member]	Legal reserve [Member]	Reserve for expansion [Member]	Reserve for capital increases [Member]	Reserve for tax incentives [Member]	Acumulated foreign currency translation adjustments [Member]	Available for sale marketable securities [Member]	Gain (losses) on cash flow hedge [Member]	Actuarial gains (losses) [Member]	Retained earnings (losses) [Member]	Total equity [Member]	Non-controlling interest [Member]	Total
BALANCES AT BEGINNING at Dec. 31, 2015	R$ 12,460.5	R$ 7.0	R$ (3,947.9)	R$ 540.2	R$ 3,120.8	R$ 1,898.6	R$ 517.2	R$ 32.3	R$ (8.5)	R$ (1,123.2)	R$ 19.9		R$ 13,516.8	R$ 319.1	R$ 13,836.0
Gain (loss) on foreign currency translation adjustments								(726.1)					(726.1)	55.3	(670.9)
Unrealized gain (loss) in available for sale marketable securities									(17.5)				(17.5)		(17.5)
Unrealized gain (loss) in cash flow hedge										547.3			547.3		547.3
Actuarial gains (losses) on pension and post-employment plans											(14.5)	19.1	4.6		4.6
Net profit (loss) for the year												(372.4)	(372.4)	5.0	(367.3)
SUB-TOTAL COMPREHENSIVE INCOME								(726.1)	(17.5)	547.3	(14.5)	(353.3)	(564.1)	60.3	(503.8)
Dividends outstanding share at the end of year					(98.2)								(98.2)		(98.2)
Interest on shareholders' equity outstanding share at the end of year						(513.2)							(513.2)		(513.2)
Loss absorbing with future capital increase						(475.8)						475.8
Reserve for tax incentives							122.6					(122.6)
Share-based payments		75.8											75.8		75.8
Losses on shares sold		(1.6)											(1.6)		(1.6)
Valuation of shares		(7.8)											(7.8)		(7.8)
Options forfeited		(32.4)											(32.4)		(32.4)
Treasury shares acquired			(543.3)										(543.3)		(543.3)
Treasury shares sold			8.0										8.0		8.0
Treasury Shares Canceled			3,761.3		(3,022.6)	(738.8)
BALANCES AT END at Dec. 31, 2016	12,460.5	41.0	(721.9)	540.2		170.8	639.8	(693.8)	(26.0)	(575.9)	5.4	(0.1)	11,840.0	379.4	12,219.4
Gain (loss) on foreign currency translation adjustments								(73.1)					(73.1)	106.5	33.3
Unrealized gain (loss) in available for sale marketable securities									(30.3)				(30.3)		(30.3)
Unrealized gain (loss) in cash flow hedge										3.7			3.7		3.7
Actuarial gains (losses) on pension and post-employment plans											(15.2)	16.8	1.6		1.6
Net profit (loss) for the year												(1,125.6)	(1,125.6)	26.7	(1,098.9)
SUB-TOTAL COMPREHENSIVE INCOME								(73.1)	(30.3)	3.7	(15.2)	(1,108.8)	(1,223.7)	133.2	(1,090.6)
Loss absorbed by with legal reserve				(438.8)								438.8
Loss absorbing with future capital increase						(30.3)						30.3
Reserve for tax incentives							(639.8)					639.8
Share-based payments		25.6											25.6		25.6
Acquisition of non-controlling interest		48.5											48.5		48.5
Treasury shares sold			650.4										650.4		650.4
Losses in Treasury Shares Sold						(140.5)							(140.5)		(140.5)
BALANCES AT END at Dec. 31, 2017	12,460.5	115.1	(71.5)	101.4				(766.9)	(56.3)	(572.2)	(9.8)		11,200.3	512.6	11,712.8
Adoption of IFRS 9												(17.1)	(17.1)	2.5	(14.6)
Restatement by hyperinflation												130.2	130.2		130.2
Gain (loss) on foreign currency translation adjustments								14.1					14.1	70.3	84.4
Unrealized gain (loss) in available for sale marketable securities									(42.2)				(42.2)		(42.2)
Unrealized gain (loss) in cash flow hedge										176.0			176.0		176.0
Actuarial gains (losses) on pension and post-employment plans											(18.2)	18.5	0.3		0.3
Realized loss in marketable securities at FVTOCI												(64.0)	(64.0)		(64.0)
Net profit (loss) for the year												(4,448.0)	(4,448.0)	(18.2)	(4,466.2)
SUB-TOTAL COMPREHENSIVE INCOME								14.1	(42.2)	176.0	(18.2)	(4,493.5)	(4,363.8)	52.1	(4,311.7)
Loss absorbed by with legal reserve				(101.4)								101.4
Share-based payments		0.5	14.8										15.3		15.3
Loss on changes in ownership interest - controlled entities		(0.2)											(0.2)		(0.2)
BALANCES AT END at Dec. 31, 2018	R$ 12,460.5	R$ 115.4	R$ (56.7)	R$ 0.0				R$ (752.8)	R$ (98.5)	R$ (396.2)	R$ (28.0)	R$ (4,279.0)	R$ 6,964.6	R$ 567.2	R$ 7,531.8